GOING CONCERN (Details Narrative) (USD $)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 340,000
Shares sold	1,550,000
Post divident shares	4,650,000
Price per share	$ 0.10
Post dividend price per share	$ 0.0333
Cash received	$ 155,000	$ 7,000		$ 15,500